Business combination (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition
	RMB	US$
Total purchase price comprised of:
-Cash consideration	300,000	46,109
Total	300,000	46,109

Schedule of Estimated Fair Values of the Assets Acquired and lLabilities Assumed
	Jiedian
	RMB	US$
Cash and cash equivalents	345,466	53,097
Prepayments and other current assets	17,049	2,620
Property and equipment, net	8,617	1,324
Intangible assets:
Trademark	20,200	3,105
User base	2,100	323
Goodwill	105,219	16,172
Accounts Payable	(80)	(12)
Accrued expenses and other current liabilities	(26,026)	(4,000)
Deferred tax liabilities	(3,345)	(514)
Total fair value of Jiedian	469,200	72,115
Fair value of redeemable noncontrolling interests	(169,200)	(26,006)
Total fair value of purchase price consideration	300,000	46,109